Subsequent Events (Details 5) - Revolving Credit Agreement, dated as of September 11, 2015 - Subsequent event	Sep. 11, 2015 USD ($)
Subsequent Events
Total lender commitments	$ 10,000,000
Availability block used to calculate credit availability	2,500,000
Actual maximum credit availability	$ 7,500,000
Commitment fee (as a percent)	0.25%
Alternate Base Rate
Subsequent Events
Variable rate basis	Alternate Base Rate
Margin on variable rate basis (as a percent)	3.50%
Federal funds rate for Alternate Base Rate
Subsequent Events
Variable rate basis	Federal funds rate
Margin on variable rate basis (as a percent)	0.50%
90-Day LIBOR Rate for Alternate Base Rate
Subsequent Events
Variable rate basis	90 day LIBOR
Margin on variable rate basis (as a percent)	1.00%
LIBOR rate loans
Subsequent Events
Variable rate basis	90-Day LIBO Rate
Margin on variable rate basis (as a percent)	4.50%
Swingline loans
Subsequent Events
Total lender commitments	$ 1,000,000
Letters of credit
Subsequent Events
Total lender commitments	$ 1,000,000